Provision for legal and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 21,351,995	R$ 20,123,806
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,512,495	1,418,874
Provision For Labor And Social Security [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	400,827	360,942
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	19,236,990	18,171,345
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 201,683	R$ 172,645